SUPPLEMENTAL SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SUPPLEMENTAL SCHEDULE OF ASSETS (HELD AT END OF YEAR)

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Cost*	Current Value

MUTUAL FUNDS

Vanguard Windsor II Fund Investor Shares	Registered Investment Company		$4,220,299
Columbia Small Cap Index Fund - Class A	Registered Investment Company		981,692
American New Perspective Fund - Class R-4	Registered Investment Company		1,580,422
MFS Research International Fund - Class A	Registered Investment Company		149,092
BlackRock Total Return Fund	Registered Investment Company		1,856,790
American Funds Bond Fund of Amer R4	Registered Investment Company		248,183
T Rowe Price Retirement Income – Advisor Class	Registered Investment Company		315,826
T Rowe Price Retirement 2010 Fund - Advisor Class	Registered Investment Company		315,243
T Rowe Price Retirement 2015 Fund - Advisor Class	Registered Investment Company		21,122
T Rowe Price Retirement 2020 Fund - Advisor Class	Registered Investment Company		1,523,116
T Rowe Price Retirement 2025 Fund - Advisor Class	Registered Investment Company		291,392
T Rowe Price Retirement 2030 Fund - Advisor Class	Registered Investment Company		4,028,086
T Rowe Price Retirement 2035 Fund - Advisor Class	Registered Investment Company		1,499,753
T Rowe Price Retirement 2040 Fund - Advisor Class	Registered Investment Company		4,773,700
T Rowe Price Retirement 2045 Fund - Advisor Class	Registered Investment Company		1,912,582
T Rowe Price Retirement 2050 Fund - Advisor Class	Registered Investment Company		2,180,098
T Rowe Price Retirement 2055 Fund - Advisor Class	Registered Investment Company		836,038
T Rowe Price Retirement 2060 Fund - Advisor Class	Registered Investment Company		418,068
T Rowe Price Retirement 2065 Fund - Advisor Class	Registered Investment Company		3,864
JPMorgan Large Cap Growth R4	Registered Investment Company		4,911,956

PLAN SPONSOR STOCK

Microsoft Corporation **	Common Stock		5,749,758

MONEY MARKET FUNDS

Federated Trust for U.S. Treasury Obligations Fund - Institutional Shares	Registered Investment Company		708,003

TIME DEPOSITS

Banco Popular de Puerto Rico ** Interest 2.938% and 3.188% as of December 31, 2025			31,736

Participant Loans ** Interest 4.25% - 9.50%, maturing through September 2038			181,787

Total			$38,738,606